Investment Strategy	Jun. 22, 2026
Natixis Loomis Sayles Dynamic Core Plus ETF
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to outperform the Bloomberg U.S. Aggregate Bond Index (after the deduction of fees and expenses). The Fund will invest in bonds, which include debt securities of any maturity. The Fund will generally seek to maintain an effective duration of +/- 1.5 years relative to the Bloomberg U.S. Aggregate Bond Index. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. While the effective duration for the Bloomberg U.S. Aggregate Bond Index fluctuates, as of December 31, 2025, the effective duration was approximately 5.94 years. The Fund may also invest up to 15% of its assets, at the time of purchase, in securities rated below investment grade (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) have rated the securities in one of their top four ratings categories) (commonly known as “junk bonds”), or, if unrated, securities determined by the Subadviser to be of comparable quality, and up to 5% of its assets in non-U.S. dollar-denominated securities. The Fund may also invest up to 30% of its assets in foreign securities, including emerging market securities. There is no minimum rating for the securities in which the Fund may invest.
The Fund’s investments may include securities issued by U.S. and non-U.S. corporations and governments, securities issued by supranational entities, U.S. government-sponsored agency debenture and pass-through securities, commercial mortgage-backed and other asset-backed securities and inflation-linked securities.
In connection with its principal investment strategies, the Fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, structured notes, collateralized loan obligations, foreign securities, including those in emerging markets, mortgage-related securities, including mortgage dollar rolls, futures and swaps (including credit default swaps). The Fund may use such derivatives for hedging or investment purposes. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments. The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940, as amended.
Investment Process
The portfolio management team seeks to build and manage a portfolio that will outperform the benchmark and, secondarily, provide absolute returns in the market environment it anticipates over the short to intermediate term. The primary factors for broad sector positioning are the Subadviser’s expected performance of sectors in the benchmark and the incremental performance or diversification benefits the Fund’s portfolio managers anticipate from opportunistic allocations to securities that are not included in the Fund’s benchmark. In addition, the Fund’s portfolio managers will look at individual security selection, position size and overall duration contribution to the portfolio.
Purchase and sale considerations also include overall portfolio yield, interest rate sensitivity across different maturities held, fixed-income sector fundamentals and outlook, technical supply/demand factors, credit risk, cash flow variability, security optionality and structure, as well as potential currency and liquidity risk. The Subadviser also considers economic factors. Individual securities are assessed on a risk/return basis, both on a benchmark-relative and on an absolute return basis, and on their fit within the overall portfolio strategy.
Specifically, the Subadviser follows a total return-oriented investment approach and considers broad sector allocation, quality and liquidity bias, yield curve positioning and duration in selecting securities for the Fund. The Fund’s portfolio managers consider economic and market conditions as well as issuer-specific data, such as fixed-charge coverage, the relationship between cash flows and debt service obligations, the experience and perceived strength of management or security structure, price responsiveness of the security to interest rate changes, earnings prospects, debt as a percentage of assets, borrowing requirements, debt maturity schedules and liquidation value.
In selecting investments for the Fund, the Subadviser’s research analysts and sector teams work closely with the Fund’s portfolio managers to develop an outlook for the economy from research produced by various financial firms and specific forecasting services or from economic data released by U.S. and foreign governments, as well as the Federal Reserve Bank. The analysts conduct a thorough review of individual securities to identify what they consider attractive values in the high quality bond market through the use of quantitative tools, which include artificial intelligence tools for research and risk mitigation purposes. The Subadviser continuously monitors an issuer’s creditworthiness or cash flow stability to assess whether the obligation remains an appropriate investment for the Fund. It may relax its emphasis on quality with respect to a given security if it believes that the issuer’s financial outlook is promising. This may create an opportunity for higher returns. The Subadviser seeks to balance opportunities for yield and price performance by combining macro economic analysis with individual security selection. Fund holdings are generally diversified across sectors and industry groups such as utilities or telecommunications, which tend to move independently of the ebbs and flows in economic growth.
The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s returns, and realization of short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.

Natixis Loomis Sayles Total Return Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Subadviser”)  believes have similar economic characteristics, such as notes, debentures and loans). The Fund may invest up to 25% of its assets in below investment grade fixed-income securities (also known as “junk bonds”). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) have rated the securities in one of their respective top four rating categories), or, if unrated, are determined by the Subadviser to be of comparable quality. There is no minimum rating for the securities in which the Fund may invest. The Fund may invest in fixed-income securities of any maturity.
In deciding which securities to buy and sell, the Subadviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Subadviser’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Subadviser’s expectations concerning the potential return of those investments.
Three themes typically drive the Fund’s investment approach. First, the Subadviser generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund may invest significantly in securities the prices of which the Subadviser believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. The Subadviser believes that the Fund may generate positive returns by having a portion of the Fund’s assets invested in non-market-related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, the Subadviser analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. The Subadviser generally prefers securities that are protected against calls (early redemption by the issuer). While the Subadviser’s investment process is fundamentally driven, it may utilize proprietary quantitative tools to help with risk management and assessing economic and credit environments.
In connection with its principal investment strategies, the Fund may invest up to 35% of its assets in U.S. dollar-denominated foreign securities, including emerging markets securities. The Fund may also invest without limit in U.S. dollar-denominated obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Subadviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg. The Fund may also invest in corporate securities, U.S. government securities, commercial paper, zero-coupon securities, collateralized loan obligations, bank loans, mortgage-backed securities, including mortgage dollar rolls, stripped mortgage-backed securities and collateralized mortgage obligations and other asset-backed securities, when-issued securities, convertible securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), other privately placed investments such as private credit investments, and structured notes. The Fund may also invest in futures, forward contracts, options (such as options on futures contracts, options on securities, interest rate/bond options, currency options, options on swaps and over-the-counter (“OTC”) options) and swaps (such as interest rate swaps, total return swaps and index swaps) for hedging and investment purposes. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Subadviser”)  believes have similar economic characteristics, such as notes, debentures and loans). The Fund may invest up to 25% of its assets in below investment grade fixed-income securities (also known as “junk bonds”). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) have rated the securities in one of their respective top four rating categories), or, if unrated, are determined by the Subadviser to be of comparable quality. There is no minimum rating for the securities in which the Fund may invest. The Fund may invest in fixed-income securities of any maturity.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
In deciding which securities to buy and sell, the Subadviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the Subadviser’s expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the Subadviser’s expectations concerning the potential return of those investments.
Three themes typically drive the Fund’s investment approach. First, the Subadviser generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Second, the Fund may invest significantly in securities the prices of which the Subadviser believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. The Subadviser believes that the Fund may generate positive returns by having a portion of the Fund’s assets invested in non-market-related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, the Subadviser analyzes different sectors of the economy and differences in the yields (“spreads”) of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. The Subadviser generally prefers securities that are protected against calls (early redemption by the issuer). While the Subadviser’s investment process is fundamentally driven, it may utilize proprietary quantitative tools to help with risk management and assessing economic and credit environments.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Subadviser”) believes have similar economic characteristics, such as notes, debentures and loans).